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                               MFS SERIES TRUST I
               500 Boylston Street Boston Massachusetts 02116-3741
                                    617 954 5000



                                    January 5, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  MFS Series Trust I (the "Trust") (File No.  33-7638) on Behalf of:
              MFS Managed Sectors Fund
              MFS Cash Reserve Fund
              MFS World Asset Allocation Fund
              MFS Equity Income Fund
              MFS Research Growth and Income Fund
              MFS Core Growth Fund
              MFS Strategic Growth Fund
              MFS Special Opportunities Fund
              MFS Convertible Securities Fund
              MFS Blue Chip Fund
              MFS New Discovery Fund
              MFS Science and Technology Fund and
              MFS Research International Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 24, 1997.

         Please call the undersigned or Sharon Julius-Doucette at(617) 954-5406 or (800) 343-2829 with any questions you may have.

                                    Very truly yours,


                                    JAMES R. BORDEWICK, JR.
                                    James R. Bordewick, Jr.
                                    Assistant Secretary

JRB/bjn